Franklin Real Estate Securities Trust
Statement of Investments (unaudited), January 31, 2021
Franklin Real Estate Securities Fund
See Notes to Statements of Investments. Quarterly Statement of Investments
1
a a
Country Shares a Value
a
Common Stocks 98.3%
Diversified REITs 2.6%
Broadstone Net Lease, Inc., A ............................ United States 159,438 $ 2,874,667
VEREIT, Inc. ......................................... United States 206,765 7,284,331
10,158,998
Health Care REITs 6.9%
Healthcare Realty Trust, Inc. ............................. United States 183,227 5,498,642
Healthpeak Properties, Inc. .............................. United States 440,307 13,055,103
Welltower , Inc. ....................................... United States 134,225 8,134,035
26,687,780
Hotel & Resort REITs 4.7%
Host Hotels & Resorts, Inc. .............................. United States 398,409 5,398,442
MGM Growth Properties LLC, A ........................... United States 208,374 6,490,850
Ryman Hospitality Properties, Inc. ......................... United States 47,275 3,065,784
Summit Hotel Properties, Inc. ............................ United States 363,150 2,941,515
17,896,591
Industrial REITs 13.6%
Americold Realty Trust ................................. United States 171,125 5,973,974
Prologis, Inc. ......................................... United States 294,759 30,419,128
Rexford Industrial Realty, Inc. ............................ United States 204,265 9,996,729
Terreno Realty Corp. ................................... United States 104,124 5,891,336
52,281,167
Office REITs 9.3%
Alexandria Real Estate Equities, Inc. ....................... United States 99,104 16,561,269
Boston Properties, Inc. ................................. United States 45,858 4,185,460
City Office REIT, Inc. ................................... United States 121,478 1,144,323
Cousins Properties, Inc. ................................ United States 245,348 7,738,276
Kilroy Realty Corp. .................................... United States 104,591 5,922,988
35,552,316
Real Estate Services 1.2%
a
CBRE Group, Inc., A ................................... United States 74,292 4,530,326
a
Residential REITs 15.7%
American Campus Communities, Inc. ...................... United States 72,043 2,965,290
American Homes 4 Rent, A .............................. United States 411,070 12,426,646
AvalonBay Communities, Inc. ............................ United States 74,440 12,183,595
Camden Property Trust ................................. United States 101,804 10,399,278
Equity LifeStyle Properties, Inc. ........................... United States 198,677 12,087,509
UDR, Inc. ........................................... United States 266,532 10,248,155
60,310,473
Retail REITs 9.0%
Realty Income Corp. ................................... United States 196,611 11,611,846
Regency Centers Corp. ................................. United States 137,917 6,506,924
RPT Realty .......................................... United States 40,410 373,792
Simon Property Group, Inc. .............................. United States 59,498 5,529,149
Spirit Realty Capital, Inc. ................................ United States 190,009 7,326,747
Weingarten Realty Investors ............................. United States 134,374 3,024,759
34,373,217
Specialized REITs 35.3%
American Tower Corp. .................................. United States 111,574 25,367,465
Crown Castle International Corp. .......................... United States 137,117 21,837,253
Equinix , Inc. ......................................... United States 41,058 30,381,278
Extra Space Storage, Inc. ............................... United States 125,915 14,327,868

Franklin Real Estate Securities Trust
Statement of Investments (unaudited)
Franklin Real Estate Securities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.
2
See Abbreviations on page 4 .
a a
Country Shares a Value
a
Common Stocks
(continued)
Specialized REITs (continued)
Life Storage, Inc. ...................................... United States 54,006 $ 4,405,810
QTS Realty Trust, Inc., A ................................ United States 110,098 7,167,380
SBA Communications Corp. ............................. United States 69,784 18,748,867
Weyerhaeuser Co. .................................... United States 425,560 13,273,216
135,509,137
Total Common Stocks (Cost $271,410,188) .....................................
377,300,005
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 6,261,796 6,261,796
Total Money Market Funds (Cost $6,261,796) ...................................
6,261,796
Total Short Term Investments (Cost $6,261,796 ) .................................
6,261,796
a
Total Investments (Cost $277,671,984) 99.9% ...................................
$383,561,801
Other Assets, less Liabilities 0.1% .............................................
231,109
Net Assets 100.0% ...........................................................
$383,792,910
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust

Notes to Statement of Investments (unaudited)
1. Organization
Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Real Estate Securities Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin Real Estate Securities Trust
Notes to Statement of Investments (unaudited)
4
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2021, the Fund held investments in affiliated management investment companies as follows:
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At January 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $3,139,130 $69,065,887 $(65,943,221) $— $— $6,261,796 6,261,796 $—
Total Affiliated Securities .... $3,139,130 $69,065,887 $(65,943,221) $— $— $6,261,796 $—
Selected Portfolio
REIT Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.